Income Taxes (Components Of Income Tax Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Income Taxes [Abstract]
Income tax expense (recovery)	$ 120	$ 114
Deferred tax expense (recovery) related to temporary differences	81	111
Deferred tax expense (recovery) from the recognition of previously unrecognized tax losses	(22)	(5)
Deferred tax expense (recovery) from tax rate change	0	(102)
Total income tax expense	$ 179	$ 118